CONTINGENT LIABILITIES - Reserves Roll Forward (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended			60 Months Ended
	Jul. 30, 2021 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 examination	Sep. 15, 2021 installment
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				$ 12,583
Balance at end of year			$ 9,637	9,637	$ 12,583
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				53	91	$ 678
Additions				8	72	907
Recovery				(10)	(50)	(1,247)
Utilization of provision for contingencies				(38)	0	(99)
Foreign exchange				(8)	(60)	(148)
Balance at end of year			5	5	53	91
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				10,130	1,511	2,184
Additions				863	176	219
Additions related to business combinations				0	9,124	0
Recovery				(258)	0	(879)
Utilization of provision for contingencies				(509)	(615)	(95)
Foreign exchange				(594)	(66)	82
Balance at end of year			9,632	9,632	10,130	1,511
Reserve for regulatory claims | Non-U.S. Subsidiaries
Reconciliation of changes in other provisions [abstract]
Additions		$ 1,400	1,300
Reserve for regulatory claims | Grupo Assa Brazil
Reconciliation of changes in other provisions [abstract]
Balance at end of year			7,670	7,670
Number of examinations | examination							2
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				2,400	1,000	0
Additions				5,166	1,400	1,000
Utilization of provision for contingencies				(7,566)	0	0
Balance at end of year			$ 0	$ 0	$ 2,400	$ 1,000
Reserve for commercial claims | Certified Collectible Group, LLC
Reconciliation of changes in other provisions [abstract]
Number of installment payments | installment								2
Reserve for commercial claims | Globant, LLC
Reconciliation of changes in other provisions [abstract]
Recovery	$ (2,700)
Utilization of provision for contingencies	$ (7,250)